Consolidated Statements of Operations - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total revenues	$ 217,896	$ 139,140	$ 634,062	$ 383,004
Operating expenses:
Sales and marketing	15,474	12,002	37,447	31,930
Corporate, general and administrative expenses	57,136	21,671	112,555	49,627
Depreciation and amortization	2,881	2,053	8,059	5,634
Total operating expenses	273,245	170,726	726,853	442,882
Loss from operations	(55,349)	(31,586)	(92,791)	(59,878)
Other income/(expense)
Interest expense, net	(3,862)	(1,813)	(8,736)	(3,689)
Other	35	(25)	152	59
Total other expense	(3,827)	(1,838)	(8,584)	(3,630)
Net loss	(59,176)	(33,424)	(101,375)	(63,508)
Net loss attributable to non-controlling interests	64	224	498	152
Net loss attributable to the Company	(59,112)	(33,200)	(100,877)	(63,356)
Undeclared and deemed dividends (see Note 12)	(5,418)	(7,420)	(27,220)	(21,722)
Net loss attributable to common stock/unitholders	$ (64,530)	(40,620)	$ (128,097)	(85,078)
Weighted average common stock outstanding - basic and diluted1	218,261,866		218,261,866
Net loss per share – basic and diluted	$ (0.15)		$ (0.15)
Medical Claims Expenses [Member]
Operating expenses:
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	$ 154,564	98,003	$ 442,308	259,622
Cost of Care [Member]
Operating expenses:
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	43,190	36,997	126,484	96,069
Capitated Revenue [Member]
Total revenues	211,789	133,073	616,376	371,456
Other Patient Service Revenue [Member]
Total revenues	$ 6,107	$ 6,067	$ 17,686	$ 11,548